Schedule of investments
Delaware Ivy VIP Limited-Term Bond
September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.76%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	196,756	$ 179,536
GNMA Series 2012-39 PA 2.00% 3/16/42	254,074	228,321
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	1,850,000	1,846,607
Total Agency Collateralized Mortgage Obligations (cost $2,302,558)		2,254,464

Agency Commercial Mortgage-Backed Securities — 4.08%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 12.526% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	0	594,993
Series 2016-K723 B 144A 3.515% 11/25/23 #, •	1,782,429	1,774,808
Series 2017-K724 C 144A 3.583% 12/25/49 #, •	600,000	595,525
Series 2017-K729 B 144A 3.799% 11/25/49 #, •	1,900,000	1,836,046
Series 2017-KF33 B 144A 7.976% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	414,873	383,086
Series 2017-KF39 B 144A 7.926% (SOFR + 2.61%, Floor 2.50%) 11/25/24 #, •	297,732	291,850
Series 2017-KF40 B 144A 8.126% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	484,433	446,324
Series 2018-K732 B 144A 4.19% 5/25/25 #, •	225,000	216,002
Series 2018-KF46 B 144A 7.376% (SOFR + 2.06%, Floor 1.95%) 3/25/28 #, •	490,022	446,965
Series 2018-KF47 B 144A 7.426% (SOFR + 2.11%, Floor 2.00%) 5/25/25 #, •	423,985	411,073
Series 2018-KF48 B 144A 7.476% (SOFR + 2.16%, Floor 2.05%) 6/25/28 #, •	266,109	236,944
Series 2018-KF51 B 144A 7.276% (SOFR + 1.96%, Floor 1.85%) 8/25/25 #, •	840,716	810,382
Series 2019-KF60 B 144A 7.776% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	1,046,136	1,001,767
Series 2019-KF61 B 144A 7.626% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	387,947	347,848
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2019-KF68 B 144A 7.626% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	697,656	$ 659,430
Series 2019-KF69 B 144A 7.726% (SOFR + 2.41%, Floor 2.30%) 8/25/29 #, •	404,542	368,171
Series 2019-KF70 B 144A 7.726% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	314,962	290,605
Series 2019-KF73 B 144A 7.876% (SOFR + 2.56%, Floor 2.45%) 11/25/29 #, •	963,672	889,844
Series 2020-KF74 B 144A 7.576% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	213,126	202,456
Series 2020-KF75 B 144A 7.676% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	404,115	365,800
Total Agency Commercial Mortgage-Backed Securities (cost $12,698,974)		12,169,919

Agency Mortgage-Backed Securities — 1.97%
Fannie Mae S.F. 30 yr
5.00% 10/1/52	714,648	674,742
5.50% 12/1/52	1,494,373	1,445,535
6.00% 6/1/53	955,779	943,562
Freddie Mac S.F. 20 yr
4.50% 8/1/30	182,506	177,980
5.50% 7/1/43	738,561	721,776

Freddie Mac S.F. 30 yr 4.50% 10/1/52	1,033,696	949,494
GNMA II S.F. 30 yr 5.00% 9/20/52	1,000,787	949,685
Total Agency Mortgage-Backed Securities (cost $5,991,661)		5,862,774

Collateralized Debt Obligations — 4.99%
Bethpage Park CLO Series 2021-1A A 144A 6.70% (TSFR03M + 1.39%, Floor 1.13%) 1/15/35 #, •	600,000	595,999
BlueMountain CLO XXX Series 2020-30A AR 144A 6.678% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	987,373
CIFC Funding Series 2022-2A A1 144A 6.64% (TSFR03M + 1.32%, Floor 1.32%) 4/19/35 #, •	2,000,000	1,971,304
NQ- IV082 [0923] 1123 (3217196)    1

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Dryden 77 CLO Series 2020-77A AR 144A 6.761% (TSFR03M + 1.38%, Floor 1.38%) 5/20/34 #, •	1,100,000	$ 1,092,413
Dryden 83 CLO Series 2020-83A A 144A 6.792% (TSFR03M + 1.48%, Floor 1.22%) 1/18/32 #, •	1,935,000	1,933,663
Galaxy XXI CLO Series 2015-21A AR 144A 6.608% (TSFR03M + 1.28%) 4/20/31 #, •	1,977,090	1,970,645
KKR CLO 41 Series 2022-41A A1 144A 6.638% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	1,973,594
Regatta XIX Funding Series 2022-1A A1 144A 6.646% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	1,979,302
Sound Point CLO XXV Series 2019-4A A1R 144A 6.631% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	1,977,102
Venture 42 CLO Series 2021-42A A1A 144A 6.70% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	415,000	407,333
Total Collateralized Debt Obligations (cost $14,996,232)		14,888,728

Corporate Bonds — 43.99%
Banking — 13.17%
Ally Financial 1.45% 10/2/23	3,060,000	3,060,000
Banco Santander 5.588% 8/8/28	400,000	391,500
Bank of America
1.843% 2/4/25 μ	675,000	664,003
4.00% 1/22/25	1,000,000	973,570
4.125% 1/22/24	1,000,000	995,045
4.20% 8/26/24	1,325,000	1,302,274
5.754% 6/14/24 •	0	823,800
5.819% 9/15/29 μ	170,000	167,984

Bank of New York Mellon 5.802% 10/25/28 μ	573,000	572,127
Barclays 7.385% 11/2/28 μ	315,000	323,330
Citigroup
2.014% 1/25/26 μ	1,275,000	1,204,392
3.07% 2/24/28 μ	215,000	195,104
5.50% 9/13/25	1,000,000	988,311
5.61% 9/29/26 μ	175,000	173,258
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citizens Bank
4.119% 5/23/25 μ	1,460,000	$ 1,411,855
6.064% 10/24/25 μ	525,000	506,759

Credit Agricole 144A 5.301% 7/12/28 #	250,000	245,269
Credit Suisse 7.95% 1/9/25	250,000	254,515
Deutsche Bank
6.72% 1/18/29 μ	715,000	711,134
7.146% 7/13/27 μ	245,000	246,751

Fifth Third Bank 5.852% 10/27/25 μ	875,000	861,116
Goldman Sachs Group
3.85% 7/8/24	1,500,000	1,476,576
4.25% 10/21/25	2,500,000	2,409,778
6.134% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,292,017

HSBC Holdings 5.887% 8/14/27 μ	200,000	197,639
Huntington National Bank
4.008% 5/16/25 μ	840,000	818,993
5.65% 1/10/30	250,000	235,770

ING Groep 6.083% 9/11/27 μ	200,000	199,214
JPMorgan Chase & Co.
3.875% 9/10/24	847,000	829,914
4.08% 4/26/26 μ	4,090,000	3,970,227
KeyBank
4.15% 8/8/25	835,000	786,675
5.85% 11/15/27	130,000	123,705

KeyCorp 3.878% 5/23/25 μ	730,000	703,867
Morgan Stanley
6.138% 10/16/26 μ	5,120,000	5,126,260
6.296% 10/18/28 μ	425,000	428,413

PNC Financial Services Group 5.671% 10/28/25 μ	310,000	307,711
Popular 7.25% 3/13/28	215,000	214,599
Toronto-Dominion Bank 4.108% 6/8/27	731,000	690,435
US Bancorp
2.375% 7/22/26	844,000	770,836
4.653% 2/1/29 μ	60,000	56,172
5.727% 10/21/26 μ	58,000	57,532

Wells Fargo & Co. 3.908% 4/25/26 μ	2,620,000	2,525,234
		39,293,664
Basic Industry — 0.62%
Celanese US Holdings
6.05% 3/15/25	38,000	37,873
6.165% 7/15/27	525,000	517,954

Graphic Packaging International 144A 0.821% 4/15/24 #	1,350,000	1,308,947
		1,864,774

2    NQ- IV082 [0923] 1123 (3217196)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage — 0.22%
Jefferies Financial Group 5.875% 7/21/28	140,000	$ 137,093
LSEGA Financing 144A 0.65% 4/6/24 #	540,000	525,245
		662,338
Capital Goods — 4.33%
Avery Dennison 0.85% 8/15/24	375,000	358,924
General Electric 5.012% 1/1/24	186,894	186,618
Lennox International 1.35% 8/1/25	2,150,000	1,981,316
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	1,560,000	1,506,774
Parker-Hannifin
3.65% 6/15/24	1,430,000	1,408,115
4.25% 9/15/27	1,070,000	1,022,728

Republic Services 0.875% 11/15/25	1,800,000	1,629,405
Teledyne Technologies 0.95% 4/1/24	1,385,000	1,348,496
TransDigm 144A 6.25% 3/15/26 #	1,730,000	1,701,378
Waste Management 0.75% 11/15/25	1,955,000	1,773,640
		12,917,394
Communications — 4.09%
American Tower
0.60% 1/15/24	1,300,000	1,279,818
1.30% 9/15/25	795,000	727,954
AT&T
1.70% 3/25/26	1,350,000	1,225,239
2.95% 7/15/26	270,000	251,045
Charter Communications Operating
4.50% 2/1/24	1,215,000	1,208,540
4.908% 7/23/25	1,485,000	1,451,557

Crown Castle Towers 144A 3.663% 5/15/45 #	950,000	905,711
Netflix 5.875% 2/15/25	1,250,000	1,247,819
T-Mobile USA 3.75% 4/15/27	2,000,000	1,869,511
Warnermedia Holdings
3.638% 3/15/25	1,690,000	1,630,481
6.412% 3/15/26	400,000	400,100
		12,197,775
Consumer Cyclical — 1.93%
Aptiv 2.396% 2/18/25	1,035,000	985,201
Ford Motor Credit
2.70% 8/10/26	550,000	491,354
3.375% 11/13/25	1,355,000	1,258,342
6.95% 6/10/26	265,000	264,963

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Mercedes-Benz Finance North America 144A 5.10% 8/3/28 #	375,000	$ 367,530
VICI Properties 4.95% 2/15/30	595,000	545,179
Volkswagen Group of America Finance 144A 0.875% 11/22/23 #	1,850,000	1,837,630
		5,750,199
Consumer Non-Cyclical — 3.27%
Amgen 5.15% 3/2/28	330,000	324,674
Astrazeneca Finance 4.875% 3/3/28	365,000	358,759
Cigna Group 5.685% 3/15/26	630,000	626,280
Eli Lilly & Co. 5.00% 2/27/26	280,000	279,019
HCA 5.20% 6/1/28	119,000	115,071
Keurig Dr Pepper 0.75% 3/15/24	680,000	664,054
McCormick & Co. 0.90% 2/15/26	1,025,000	919,077
Medtronic Global Holdings 4.25% 3/30/28	570,000	545,825
Novartis Capital 3.00% 11/20/25	1,250,000	1,191,720
Pfizer Investment Enterprises 4.45% 5/19/28	405,000	390,626
Royalty Pharma 1.20% 9/2/25	1,647,000	1,497,620
Tenet Healthcare 4.875% 1/1/26	815,000	781,597
Tyson Foods 3.95% 8/15/24	2,000,000	1,966,697
Zoetis 5.40% 11/14/25	105,000	104,578
		9,765,597
Electric — 2.84%
Black Hills 1.037% 8/23/24	1,000,000	956,228
Duke Energy Carolinas 3.95% 11/15/28	1,150,000	1,080,177
Edison International 3.55% 11/15/24	1,300,000	1,263,756
Enel Finance International 144A 4.25% 6/15/25 #	295,000	286,521
Eversource Energy 2.90% 3/1/27	225,000	205,617
Fells Point Funding Trust 144A 3.046% 1/31/27 #	210,000	190,541
Metropolitan Edison 144A 5.20% 4/1/28 #	585,000	571,146
National Rural Utilities Cooperative Finance
1.875% 2/7/25	1,350,000	1,282,947
4.45% 3/13/26	550,000	537,441
4.80% 3/15/28	420,000	409,859
NextEra Energy Capital Holdings
5.749% 9/1/25	120,000	119,702
6.051% 3/1/25	410,000	410,767

Southern 4.85% 6/15/28	810,000	783,394

NQ- IV082 [0923] 1123 (3217196)    3

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 5.125% 5/13/25 #	385,000	$ 375,493
		8,473,589
Energy — 3.28%
ConocoPhillips 2.40% 3/7/25	116,000	110,959
Eastern Energy Gas Holdings 3.55% 11/1/23	1,235,000	1,233,761
Enbridge 2.50% 2/14/25	820,000	781,614
Energy Transfer
4.25% 4/1/24	1,132,000	1,121,971
5.55% 2/15/28	1,295,000	1,273,299

Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,094,055	1,011,444
Occidental Petroleum 5.875% 9/1/25	1,690,000	1,683,088
ONEOK 5.65% 11/1/28	115,000	113,553
Plains All American Pipeline 3.85% 10/15/23	1,800,000	1,796,876
Targa Resources Partners 5.00% 1/15/28	695,000	661,703
		9,788,268
Finance Companies — 0.80%
AerCap Ireland Capital DAC
1.65% 10/29/24	1,115,000	1,061,035
3.00% 10/29/28	355,000	304,558
Aviation Capital Group
144A 4.375% 1/30/24 #	1,000,000	991,354
144A 6.25% 4/15/28 #	26,000	25,450
		2,382,397
Government Agency — 0.46%
Harvest Operations 144A 1.00% 4/26/24 #	1,400,000	1,360,116
		1,360,116
Insurance — 3.32%
Athene Global Funding
144A 0.914% 8/19/24 #	850,000	809,867
144A 0.95% 1/8/24 #	1,750,000	1,725,013

MassMutual Global Funding II 144A 0.60% 4/12/24 #	1,900,000	1,849,393
Met Tower Global Funding 144A 3.70% 6/13/25 #	1,280,000	1,233,696
Principal Life Global Funding II 144A 0.75% 4/12/24 #	800,000	778,042
Protective Life Global Funding
144A 0.631% 10/13/23 #	750,000	748,865
144A 1.618% 4/15/26 #	1,350,000	1,212,699

UnitedHealth Group 4.25% 1/15/29	1,615,000	1,538,094
		9,895,669
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Natural Gas — 0.37%
Sempra Energy 3.30% 4/1/25	1,145,000	$ 1,101,096
		1,101,096
Real Estate Investment Trusts — 1.52%
SBA Tower Trust
144A 1.884% 7/15/50 #	1,155,000	1,044,304
144A 2.836% 1/15/50 #	1,621,000	1,551,525
144A 3.869% 10/15/49 #, φ, ~	2,000,000	1,946,558
		4,542,387
Technology — 3.45%
Apple 3.00% 2/9/24	355,000	351,555
Baidu 1.72% 4/9/26	379,000	342,133
Oracle 5.80% 11/10/25	755,000	757,998
Roper Technologies 1.00% 9/15/25	1,400,000	1,280,321
S&P Global 2.45% 3/1/27	740,000	674,505
Sensata Technologies
144A 5.00% 10/1/25 #	1,390,000	1,349,034
144A 5.625% 11/1/24 #	355,000	351,536

Thomson Reuters 4.30% 11/23/23	1,269,000	1,265,544
TSMC Global 144A 1.25% 4/23/26 #	1,500,000	1,350,610
Workday 3.50% 4/1/27	50,000	46,673
Xilinx 2.95% 6/1/24	2,575,000	2,523,474
		10,293,383
Transportation — 0.32%
American Airlines 144A 5.50% 4/20/26 #	166,028	162,301
ERAC USA Finance 144A 4.60% 5/1/28 #	825,000	792,198
		954,499
Total Corporate Bonds (cost $136,607,749)		131,243,145

Non-Agency Asset-Backed Securities — 7.99%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	2,000,000	1,975,048
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	1,213,218	1,198,982
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	3,250,000	3,223,276
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	621,759	612,372
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	1,350,000	1,241,339

4    NQ- IV082 [0923] 1123 (3217196)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	3,000,000	$ 2,733,814
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	1,600,000	1,550,401
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 6.463% (SOFR + 1.15%) 6/15/28 #, •	2,250,000	2,256,779
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	1,489,375	1,482,455
Hyundai Auto Lease Securitization Trust Series 2023-A A3 144A 5.05% 1/15/26 #	1,300,000	1,288,636
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	508,269	505,376
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	1,800,000	1,710,311
Series 2022-2 A 1.53% 7/20/28	1,500,000	1,418,489
Series 2022-2 B 1.83% 7/20/28	1,350,000	1,276,272

Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,400,000	1,378,942
Total Non-Agency Asset-Backed Securities (cost $24,321,975)		23,852,492

US Treasury Obligations — 33.17%
US Treasury Notes
4.125% 6/15/26	55,930,000	54,898,790
4.50% 9/30/28	3,530,000	3,532,482
4.625% 6/30/25	13,985,000	13,866,455
4.75% 7/15/26	26,920,000	26,673,935
Total US Treasury Obligations (cost $99,867,347)		98,971,662

Total Value of Securities—96.95% (cost $296,786,496)		289,243,184
Receivables and Other Assets Net of Liabilities—3.05%★		9,109,240
Net Assets Applicable to 65,083,396 Shares Outstanding—100.00%		$298,352,424

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $65,167,062, which represents 21.84% of the Portfolio's net assets.
φ	Step coupon bond. Stated rate in effect at September 30, 2023 through maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2023.
★	Includes $369,380 cash collateral held at broker for futures contracts as of September 30,2023.

The following futures contracts were outstanding at September 30, 2023:
NQ- IV082 [0923] 1123 (3217196)    5

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
292	US Treasury 2 yr Notes	$59,191,594	$59,377,067	12/29/23	$(185,473)	$29,656
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

6    NQ- IV082 [0923] 1123 (3217196)